NOTE 4 - ACQUISITION (Details Narrative)	1 Months Ended
Apr. 15, 2020 USD ($)
Business Combination and Asset Acquisition [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
Business Acquisitions, Purchase Price Allocation, Year of Acquisition, Net Effect on Income	$ 180,000